Government grant advances and loans	12 Months Ended
Dec. 31, 2017
Government Grants [Abstract]
Government grant advances and loans
Government grant advances and loans

		December 31,
	Note	2015	2016	2017
		(in thousands)
Current
Government grant advances	15.1	$916	$390	$93
Research project financing	15.2	—	—	899
Government loans	15.3	—	211	600
Total current portion		$916	$601	$1,592
Non-current
Government grant advances	15.1	$587	$197	$350
Research project financing	15.2	2,889	3,223	2,946
Government loans	15.3	1,851	1,571	1,353
Accrued interest	15.2	58	153	381
Total non-current portion		$5,385	$5,144	$5,030
Government grant advances
In 2015, the Company was named as a participant in two new collaborative projects with funding of €816,000 ($909,000), which were released to the Consolidated Statement of Operations over the two years-life of the projects.
In 2016, the Company was named as a participant in one new collaborative project with funding of €121,000 ($131,000), which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be between one and four years.
In 2017, the Company was named as a participant in one new collaborative project with funding of €349,000 ($386,000) which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be between one and two years.
Research project financing
In October 2014, Bpifrance, one of the Company’s shareholders and the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding remains unchanged and amounts to €6,967,000 ($8,988,000) comprising a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding will be paid in three installments: the first tranche at the contract signature date, the second and the third installments after milestones defined in the contract. The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from June 30, 2018 to June 30, 2020 and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €350 million ($425 million) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the refund a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $419,755,000 over a period of ten years).
In January 2016, Bpifrance provided funding to the Company for a new long-term research project, estimated to be completed over a 27-month period. The total of the funding amounts to €2,095,000 ($2,288,000) comprising a portion in the form of a grant (€668,000 or $729,000) and a portion in the form of a forgivable loan (€1,427,000 or $1,558,000). The funding will be paid in four installments: the first tranche at the contract signature date, the second, the third and the fourth installments after milestones defined in the contract. The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from July 1, 2019 to July 1, 2023 and bears interests at a 1.17% fixed contractual rate. The difference between the amount of grant received and the present value of future payments discounted using interest rate applied for standard loans with similar maturity amounted to a reduction of $30,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €3 million ($3.3 million), then the Company shall pay for 4 consecutive years after the date of the termination of the refund 13% of the revenues generated by the sales of the products or services (up to a maximum of €600,000, or $655,000, over a period of 10 years).
In 2016, the Company received payments for the two foregoing projects of €342,000 ($379,000) as grant and €594,000 ($642,000) as forgivable loan. In 2017, the Company received payments for one project €176,000 ($207,000) as grant and for the two projects €2,132,000 ($2,509,000) as forgivable loan. No funds were received from the Bpifrance projects in 2015.
The estimated market rate of interest applied in 2017, 2016 and 2015 was between 1.80% and 2.30%. Accrued interest of $159,000 was recorded as of December 31, 2017 ($83,000 as of December 2016 and $46,000 as of December 31, 2015).
Government loans
In September 2015, the Company received two loans from Bpifrance for a total amount of €2,000,000 ($2,228,000). One loan of €1,000,000 bears interest at 5.24% per year, paid quarterly; the second loan of €1,000,000 is interest-free. The interest-free loan has been revalued using the 5.24% interest rate payable on the other loan. Both loans have seven year terms with the principal being amortized on a quarterly basis beginning in June 2017.